Business Units and Related Information	12 Months Ended
Dec. 31, 2012
Business Units and Related Information

Note 30 – Business Units and Related Information

Northern Trust is organized around its two principal client-focused business units, C&IS and PFS. Investment management services and products are provided to the clients of these business units and to other U.S. and non-U.S. clients by NTGI. Operating and systems support is provided to each of the business units by the O&T business unit. The revenue and expenses of NTGI are fully allocated to C&IS and PFS. The revenue and expenses of O&T are fully allocated to C&IS, PFS, and Treasury and Other.

C&IS and PFS results are presented to promote a greater understanding of their financial performance. The information, presented on an internal management-reporting basis as opposed to GAAP which is used for consolidated financial reporting purposes, derives from internal accounting systems that support Northern Trust’s strategic objectives and management structure. The accounting policies used for management reporting are consistent with those described in Note 1 – Summary of Significant Accounting Policies.

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2012, 2011, and 2010.

CORPORATE AND INSTITUTIONAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,334.1	$1,196.4	$1,175.1
Foreign Exchange Trading Income	193.5	315.7	375.3
Other Noninterest Income	193.6	169.7	147.4
Net Interest Income (FTE) (Note)	280.1	282.5	271.8

Revenue (FTE) (Note)	2,001.3	1,964.3	1,969.6
Provision for Credit Losses	(2.1)	(20.5)	(16.1)
Noninterest Expense	1,599.9	1,522.4	1,328.9

Income before Income Taxes (Note)	403.5	462.4	656.8
Provision for Income Taxes (Note)	114.3	168.3	222.4

Net Income	$289.2	$294.1	$434.4

Percentage of Consolidated Net Income	42%	49%	65%

Average Assets	$49,904.0	$47,533.7	$38,749.3

PERSONAL FINANCIAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,071.4	$973.1	$906.8
Foreign Exchange Trading Income	12.6	8.8	6.9
Other Noninterest Income	93.6	119.7	126.4
Net Interest Income (FTE) (Note)	629.9	613.7	591.8

Revenue (FTE) (Note)	1,807.5	1,715.3	1,631.9
Provision for Credit Losses	27.1	75.5	176.1
Noninterest Expense	1,182.3	1,214.9	1,103.0

Income before Income Taxes (Note)	598.1	424.9	352.8
Provision for Income Taxes (Note)	226.4	168.7	132.8

Net Income	$371.7	$256.2	$220.0

Percentage of Consolidated Net Income	54%	42%	33%

Average Assets	$23,917.9	$23,861.5	$23,564.5

TREASURY AND OTHER RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
Other Noninterest Income	$7.0	$(22.6)	$(8.9)
Net Interest Income (FTE) (Note)	121.1	153.1	94.2

Revenue (FTE) (Note)	128.1	130.5	85.3
Visa Indemnification Benefit	–	(23.1)	(33.0)
Noninterest Expense (Excluding Visa Indemnification Benefit)	96.6	117.0	99.0

Income before Income Taxes (Note)	31.5	36.6	19.3
Provision (Benefit) for Income Taxes (Note)	5.1	(16.7)	4.2

Net Income	$26.4	$53.3	$15.1

Percentage of Consolidated Net Income	4%	9%	2%

Average Assets	$19,153.6	$20,552.7	$13,694.4

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$2,405.5	$2,169.5	$2,081.9
Foreign Exchange Trading Income	206.1	324.5	382.2
Other Noninterest Income	294.2	266.8	264.9
Net Interest Income (FTE) (Note)	1,031.1	1,049.3	957.8

Revenue (FTE) (Note)	3,936.9	3,810.1	3,686.8
Provision for Credit Losses	25.0	55.0	160.0
Visa Indemnification Benefit	–	(23.1)	(33.0)
Noninterest Expense (Excluding Visa Indemnification Benefit)	2,878.8	2,854.3	2,530.9

Income before Income Taxes (Note)	1,033.1	923.9	1,028.9
Provision for Income Taxes (Note)	345.8	320.3	359.4

Net Income	$687.3	$603.6	$669.5

Average Assets	$92,975.5	$91,947.9	$76,008.2

Note: Stated on an FTE basis. The consolidated figures include $40.8 million, $40.2 million, and $39.1 million, of FTE adjustments for 2012, 2011, and 2010, respectively.

Northern Trust’s international activities are centered in the global custody, treasury management, foreign exchange, asset servicing, asset management, and commercial banking businesses. The operations of Northern Trust are managed on a business unit basis and include components of both U.S and non-U.S. source income and assets. Non-U.S. source income and assets are not separately identified in Northern Trust’s internal management reporting system. However, Northern Trust is required to disclose non-U.S. activities based on the domicile of the customer. Due to the complex and integrated nature of Northern Trust’s activities, it is impossible to segregate with precision revenues, expenses and assets between U.S. and non-U.S. domiciled customers. Therefore, certain subjective estimates and assumptions have been made to allocate revenues, expenses and assets between U.S. and non-U.S. operations.

For purposes of this disclosure, all foreign exchange trading income has been allocated to non-U.S. operations. Interest expense is allocated to non-U.S. operations based on specifically matched or pooled funding. Allocations of indirect noninterest expenses related to non-U.S. activities are not significant, but when made, are based on various methods such as time, space, and number of employees.

The table below summarizes international performance based on the allocation process described above without regard to guarantors or the location of collateral. The U.S. performance includes the impacts of benefits totaling $23.1 million and $33.0 million recorded in 2011 and 2010, respectively, from reductions in the Visa indemnification liability. As the Visa indemnification liability was fully eliminated in 2011, there was no benefit recognized in 2012.

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE	INCOME BEFORE INCOME TAXES	NET INCOME
2012
Non-U.S.	$29,198.4	$992.5	$194.9	$147.6
U.S.	68,265.4	2,903.6	797.4	539.7

Total	$97,463.8	$3,896.1	$992.3	$687.3

2011
Non-U.S.	$28,625.2	$1,084.8	$284.4	$199.3
U.S.	71,598.5	2,685.1	599.3	404.3

Total	$100,223.7	$3,769.9	$883.7	$603.6

2010
Non-U.S.	$24,472.9	$980.9	$325.1	$229.3
U.S.	59,371.0	2,666.8	664.7	440.2

Total	$83,843.9	$3,647.7	$989.8	$669.5

Note: Total revenue is comprised of net interest income and noninterest income.